Earnings per Share (Details Textual)	12 Months Ended
Jun. 30, 2020
Earnings per Share (Textual)
Nominal value, description	On December 18, 2012, the Superintendence of Corporations registered an amendment to the Company’s by-laws whereby it increased the nominal value of its shares from ARS 0.1 to ARS 1 each. This amendment, which was notified through the CNV, was registered under number 20,264 of Stock Companies Book 62 T°. Furthermore, the CNV has admitted the shares indicated above for listing in the Stock Exchange.